Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 6,226	$ 7,068
Investments	903	0
Receivables	254	263
Prepaid expenses	77	119
Total Current assets	7,460	7,450
Property, plant and equipment	98	112
Mineral property interests	0	532
Long-term investment	84	151
Reclamation deposits and other	12	12
Total assets	7,654	8,257
Current liabilities
Accounts payable and accrued liabilities	157	192
Total current liabilities	157	192
Other deferred liabilities	55	55
Loan payable to Oyu Tolgoi LLC	8,002	7,841
Deferred revenue	23,440	24,658
Total liabilities	31,654	32,746
Stockholders' deficiency
Common stock, no par value, unlimited number authorized, 174,372,449 (December 31, 2017 – 173,573,572) issued and outstanding	140,209	139,689
Additional paid-in capital	21,808	22,175
Accumulated other comprehensive income	6,442	5,230
Accumulated deficit	(192,459)	(191,583)
Total stockholders' deficiency	(24,000)	(24,489)
Total liabilities and stockholders' deficiency	$ 7,654	$ 8,257